                                                                                          Registration No. 33-08054
                                                                                                  File No. 811-4803

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                               FORM N-1A COVER PAGE

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933                                                                                                  [ X ]

Pre-Effective Amendment No.                                                                                 [     ]

Post-Effective Amendment No.  23                                                                              [ X ]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940                                                                                                   [ X ]

Amendment No. 24                                                                                              [ X ]

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                                            Oppenheimer Municipal Fund

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                                (Exact Name of Registrant as Specified in Charter)

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                                    6803 South Tucson Way, Englewood, CO 80122
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                                (Address of Principal Executive Offices) (Zip Code)

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                                                   303 671-3200

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                               (Registrant's Telephone Number, including Area Code)

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                                               Robert G. Zack, Esq.

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                                              OppenheimerFunds, Inc.

                                   498 Seventh Avenue, New York, New York 10018

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[   ]    On ______________ pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[X]      On January 28, 2002 pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.